SCHEDULE OF VALUATION ASSUMPTIONS (Details) - Black Scholes Valuation Model [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Measurement Input, Expected Term [Member]
Derivatives fair value measurement input term	1 month 13 days
Measurement Input, Price Volatility [Member]
Derivative Liability, Measurement Input	1,288.16
Measurement Input, Expected Dividend Rate [Member]
Derivative Liability, Measurement Input	0.00
Measurement Input, Risk Free Interest Rate [Member]
Derivative Liability, Measurement Input	4.79